Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other assets
Assets:
Available-for-sale securities	$ 332	$ 281
Other Current Assets
Assets:
Derivative financial instruments	250	241
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	957	39
Fair Value Measurements, Level 1 | Other assets
Assets:
Available-for-sale securities	332	281
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments	250	241
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 957	$ 39